Share capital - Other information (Details) - EUR (€)			12 Months Ended
	Oct. 22, 2019	Apr. 25, 2017	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Authorization period			5 years
Minimum
Disclosure of classes of share capital [line items]
Percentage of share capital		20.00%
Maximum
Disclosure of classes of share capital [line items]
Percentage of share capital		33.00%
Ordinary Shares
Disclosure of classes of share capital [line items]
Authorized capital, remained available under the general part			€ 55,264,659,690
Authorized capital, remained available under the specific part			€ 13,717,929,800
General authorization of share capital
Disclosure of classes of share capital [line items]
Authorization period	5 years
Authorized capital, approved	€ 67,022,402,040.00
Percentage of share capital	20.00%
Specific authorization of share capital
Disclosure of classes of share capital [line items]
Authorization period		5 years
Authorized capital, approved		€ 82,561,764,930